Note 6 - Employee Benefit Plans - Change in Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan [Abstract]
Benefit obligation at beginning of year	$ 148,143	$ 195,862
Service cost	3,794	6,262	$ 5,820
Interest cost	7,974	5,476	4,990
Change due to mortality change	643	486
Change due to discount rate change	(3,635)	(54,977)
Actuarial return	401	1,841
Benefits paid	(7,894)	(6,807)
Benefit obligation at end of year	149,426	148,143	195,862
Fair value of plan assets at beginning of year	175,159	189,874
Actual return on plan assets	7,937	(18,238)
Employer contributions	1,756	10,330
Benefits paid	(7,894)	(6,807)
Fair value of plan assets at end of year	176,958	175,159	$ 189,874
Funded status at end of year	$ 27,532	$ 27,016